Defined Assets Funds [Registered]

                              Select Series 2000 C

                             Quantitative Research

                       Defined Technology Portfolio [SM]

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Merrill Lynch 100 Technology Index

The Merrill Lynch 100 Technology Index (ML 100 Index) is a benchmark for technology stocks. It offers a highly capitalized 100-stock cross section of the technology industry, covering important areas such as computer software, semi- conductors, telecommunications equipment, electronic data processing and the Internet. The ML 100 Index also includes American Depositary Receipts
(ADRs) for international exposure. The index follows strict quantitative rules to minimize subjectivity in stock selection, and only includes stocks that have been screened for liquidity. You can follow the ML 100 Index on the American Stock Exchange using the symbol MLO.

The Technology Sector - It has been considered an investment only for those with the most robust of temperaments. This sector has shown Wall Street lofty highs and humble lows, and we believe it offers great possibilities for the future. Defined Asset Funds [Registered] gives you a convenient way to invest in the potential of technology with the ...

Defined Technology Portfolio

Why Technology Now?

Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without online services and networking capabilities? While many technology companies have seen ups and downs, overall, the industry's products have become essential to the way we do business and how we live. Despite wide variations over the last few years in the performance of certain stocks in the Merrill Lynch 100 Technology Index (ML 100 Index), the sector itself continues to redefine our economy and future in dramatic ways.

The Rebalancing Model


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By applying a Rebalancing Model to the ML 100 Technology Index, the Portfolio
seeks to out-perform the Index by reweighting each stock to increase potential return. Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as means for improving returns and controlling risks in speculative equity sectors. As Portfolio Consultant for the Defined Technology Portfolio, Dr. Tew works with Defined Asset Funds to apply the following stock selection process:

Define the Universe
We begin by defining the universe of stocks. In this case, we use the ML 100 Index for its exposure to the technology sector, as well as its emphasis on highly capitalized stocks.

Construct an Enhanced Portfolio
Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships to identify stocks whose process move inversely to one another. These relationships create a portfolio of stocks that complement each other, which may reduce volatility.

Reweight the Index
We then reweight the ML 100 Index, stock by stock, from most attractive to least attractive. Stocks considered most attractive, those with the best prices relative to potential performance, are weighted most heavily. Stocks with less-attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio
Because the Model works best over a one-year period, Defined Assets Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio. At that time, you can choose to roll your proceeds into the new Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

Past Performance of Prior Defined Technology Portfolios

Past performance is no guarantee of future results.


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Series From Inception Through 3/31/00
(including annual rollovers)

Inception          Series           Return
8/25/98            C(*)             100.46%
1/14/99            A(+)              93.63%

Most Recently Completed Portfolio

Period             Series           Return
8/25/98-9/24/99    C(*)              66.73%
1/14/99-2/16/00    A(+)              94.83%

The chart above shows average annual total returns which represent price changes plus dividends, divided by the initial public offering price, and reflect a deduction of maximum sales charges and expenses. Return for Series From Inception differ from Most Recently Completed Portfolio because the former figure reflect different performance periods and a reduced sales charge on annual rollovers.

(*) This Portfolio was originally Series 1 and rolled into Series C on August
    30, 1999.

(+) This Portfolio was original Series 2 and rolled into Series A on January
    24, 2000.

THE MERRILL LYNCH 100 TECHNOLOGY INDEX(++)

         Company                                                        Symbol

1.       3Com Corporation                                               COMS
2.       ADC Telecommunications, Inc.                                   ADCT
3.       Adobe Systems, Inc.(ss)                                        ADBE
4.       Alcatel (ss) (11)                                              ALA
5.       Altera Corporation                                             ALTR
6.       Amazon.com, Inc.                                               AMZN
7.       America Online, Inc.                                           AOL
8.       Analog Devices, Inc.                                           ADI
9.       Apple Computer, Inc.                                           AAPL
10.      Applied Materials, Inc.                                        AMAT
11.      Ariba, Inc.                                                    ARBA
12.      ASM Lithography Holding N.V.(11)                               ASML
13.      At Home Corporation                                            ATHM
14.      Automatic Data Processing, Inc.(ss)                            AUD


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15.      BMC Software, Inc.                                             BMCS
16.      Broadcom Corporation                                           BRCM
17.      BroadVision, Inc.                                              BVSN
18.      CIENA Corporation                                              CIEN
19.      Cisco Systems, Inc.                                            CSCO
20.      Citrix Systems, Inc.                                           CTXS
21.      CMGI, Inc.                                                     CMGI
22.      Commerce One, Inc.                                             CMRC
23.      Compaq Computer Corporation (ss)                               CPQ
24.      Computer Associates International, Inc. (ss)                   CA
25.      Computer Sciences Corporation                                  CSC
26.      Compuware Corporation                                          CPWR
27.      Comverse Technology, Inc.                                      CMVT
28.      Conexant Systems, Inc.                                         CNXT
29.      Dell Computer Corporation                                      DELL
30.      DoubleClick, Inc.                                              DCLK
31.      E*TRADE Group, Inc.                                            EGRP
32.      eBay, Inc.                                                     EBAY
33.      Electronic Arts, Inc.                                          ERTS
34.      Electronic Data Systems Corporation (ss)                       EDS
35.      EMC Corporation                                                EMC
36.      Exodus Communications, Inc.                                    EXDS
37.      First Data Corporation (ss)                                    FDC
38.      Foundry Networks, Inc.                                         FDRY
39.      Gateway, Inc.                                                  GTW
40.      Hewlett-Packard Company (ss)                                   HWP
41.      i2 Technologies, Inc.                                          ITWO
42.      Infosys Technologies Limited (ss)(11)                          INFY
43.      Inktomi Corporation                                            INKT
44.      Intel Corporation (ss)                                         INTC
45.      Internap Network Services Corporation                          INAP
46.      International Business Machines Corporation (ss)               IBM
47.      Internet Capital Group, Inc.                                   ICGE
48.      Intuit, Inc.                                                   INTU
49.      JDS Uniphase Corporation                                       JDSU
50.      Juniper Networks, Inc.                                         JNPR
51.      KLA-Tencor Corporation                                         KLAC
52.      Lexmark International Group, Inc.                              LXK
53.      Linear Technology Corporation (ss)                             LLTC
54.      LSI Logic Corporation                                          LSI
55.      Lucent Technologies, Inc. (ss)                                 LU
56.      Maxim Integrated Products, Inc.                                MXIM
57.      Metromedia Fiber Network, Inc.                                 MFNX


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


58.      Micron Technology, Inc.                                        MU
59.      Microsoft Corporation                                          MSFT
60.      Molex, Inc. (ss)                                               MOLX
61.      Motorola, Inc. (ss)                                            MOT
62.      National Semiconductor Corporation                             NSM
63.      Network Appliance, Inc.                                        NTAP
64.      Nextel Communications, Inc.                                    NXTL
65.      Nokia Corporation (ss) (11)                                    NOK
66.      Nortel Networks Corporation (ss) (11)                          NT
67.      Novell, Inc.                                                   NOVL
68.      Oracle Corporation                                             ORCL
69.      Parametric Technology Corporation                              PMTC
70.      Paychex, Inc. (ss)                                             PAYX
71.      Philips Electronics N.V. (ss) (11)                             PHG
72.      Phone.com, Inc.                                                PHCM
73.      PMC-Sierra, Inc. (11)                                          PMCS
74.      Portal Software, Inc.                                          PRSF
75.      Priceline.com, Inc.                                            PCLN
76.      QUALCOMM, Inc.                                                 QCOM
77.      RealNetworks, Inc.                                             RNWK
78.      SAP AG (ss) (11)                                               SAP
79.      Seagate Technology, Inc.                                       SEG
80.      Siebel Systems, Inc.                                           SEBL
81.      Solectron Corporation                                          SLR
82.      SONY Corporation (ss) (11)                                     SNE
83.      STMicroelectronics N.V. (ss) (11)                              STM
84.      Sun Microsystems, Inc.                                         SUNW
85.      Sycamore Networks, Inc.                                        SCMR
86.      Taiwan Semiconductor Manufacturing Company Limited (11)        TSM
87.      Telefonaktiebolaget LM Ericsson AB (ss) (11)                   ERICY
88.      Tellabs, Inc.                                                  TLAB
89.      Teradyne, Inc.                                                 TER
90.      Terra Networks, S.A. (ss)                                      TRRA
91.      Texas Instruments, Inc. (ss)                                   TXN
92.      TIBCO Software, Inc.                                           TIBX
93.      Unisys Corporation                                             UIS
94.      VeriSign, Inc.                                                 VRSN
95.      VERITAS Software Corporation                                   VRTS
96.      Vignette Corporation                                           VIGN
97.      Vitesse Semiconductor Corporation                              VTSS
98.      Xerox Corporation (ss)                                         XRX
99.      Xilinx, Inc.                                                   XLNX
100.     Yahoo! Inc.                                                    YHOO


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(++) Index as of 5/9/00.
(ss) Only these stocks currently pay dividends.
(11) The issuer is a foreign corporation; dividends, if any, may be subject to withholding taxes.

Defined Asset Funds [Registered]
Buy With Knowledge - Hold With Confidence

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


Merrill Lynch Research-Based Funds
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Defined Asset Funds - Our Philosophy

At Defined Assets Funds, we believe that knowledge and discipline are essential to sound investment planning. For this reason, our unit investment trusts provise the information to help you invest appropriately and the discipline to help you stay on course.

We've found that diversity and drive can be key to uncovering compelling investments. To this end, our experiences team of research analysts and securities traders searches Wall Street and beyond, creating portfolios for strong potential. Our equity funds seek to capitalize on vibrant economic sectors, innovative quantitative strategies and thorough fundamental analysis. Our fixed -income and stability to help balance and diversify your investment assets.

At Defined Asset Funds, we set the foundation for each of our portfolios in this way, because we have a very important goal in mind -- yours.

Invest in Technology Today!

You can get started with the Defined Technology Portfolio for $250. Contact your Merrill Lynch Financial Consultant for a free prospectus containing more information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your Merrill Lynch Financial Consultant will be happy to answer any questions you may have.


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         There can be no assurance that this Portfolio will meet its objective or that it will outperform the ML100 Index.

         This Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and may not be appropriate for investors seeking capital preservation or current income.

         This Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility; therefore, it may be considered speculative.

         This Portfolio consists exclusively of stocks from the technology sector and should not be considered a complete investment program.

         This Portfolio does not reflect research opinions or any buy or sell recommendations from the Sponsor.

         This Portfolio contains international equity investments, which may involve special risks including higher price volatility, currency fluctuations and political developments.

Tax Efficiency

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, certain investors may defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining Your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units, about 1.50%.

                               As a % of                     Amount
                          Public Offering Price         Per 1,000 Units

Initial Sales Charge             1.00%                        $10.00
Deferred Sales Charge            1.50%                        $15.00


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


Maximum Sales Charge             2.50%                        $25.00
Creation and Development Fee
(as a % of net assets)           0.25%                        $2.48
Estimated Annual Expenses
(as a % of net assets)           0.176%                       $1.74
Estimated Organization Costs                                  $1.00

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that Portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

Amount Purchased                         Total Sales Charge as a
                                         % of Public Offering Price

Less than $50,000                                   2.50%
$50,000 to $99,999                                  2.25
$100,000 to $249,999                                1.75
$250,000 to $999,999                                1.50
$1,000,000 to $4,999,999                            0.75
$5,000,000 or more                                  0.35

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[logo] Printed on Recycled Paper                                   70116BR-3/00

[Copyright] 2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.


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